Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2024
Entity Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 16, 2024
Document Effective Date	Apr. 12, 2024
Prospectus Date	Apr. 16, 2024
Tuttle Capital Inverse ESG ETF | Tuttle Capital Inverse ESG ETF
Prospectus:
Trading Symbol	GWGB
Tuttle Capital Self Defense Index ETF | Tuttle Capital Self Defense Index ETF
Prospectus:
Trading Symbol	GUNZ